UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2016

Date of reporting period:  April 30, 2016

Item 1. Schedule of Investments.

Schedule of Investments April 30, 2016 (Unaudited)

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 95.4%
Consumer Discretionary - 10.8%
Dollar General	158,473	$12,980,523
Lowe's Companies	80,732	6,137,247
Omnicom Group	179,404	14,885,150
		34,002,920
Consumer Staples - 17.3%
CVS Caremark	134,553	13,522,576
JM Smucker	59,801	7,593,531
Philip Morris International	150,998	14,815,924
Procter & Gamble	119,602	9,582,512
Reynolds American	172,825	8,572,120
		54,086,663
Energy - 8.0%
Chevron	59,801	6,110,466
Occidental Petroleum	136,048	10,428,079
Royal Dutch Shell - ADR	162,958	8,618,849
		25,157,394
Financials - 11.8%
Aflac	122,592	8,455,170
Cullen/Frost Bankers	94,187	6,027,026
Marsh & McLennan Companies	188,374	11,895,818
State Street	168,938	10,524,838
		36,902,852
Health Care # - 27.6%
Abbott Laboratories	210,799	8,200,081
AmerisourceBergen	111,380	9,478,438
Amgen	87,459	13,844,760
Baxter International	199,587	8,825,737
Becton, Dickinson & Co.	64,286	10,366,760
Gilead Sciences	122,592	10,813,840
Johnson & Johnson	56,064	6,283,653
Perrigo	72,135	6,973,291
UnitedHealth Group	89,702	11,811,959
		86,598,519
Industrials - 12.7%
3M	67,276	11,260,657
Illinois Tool Works	140,533	14,688,509
W.W. Grainger	59,801	14,024,531
		39,973,697
Information Technology - 7.2%
Automatic Data Processing	104,652	9,255,423
Microchip Technology	272,095	13,221,096
		22,476,519

Total Common Stocks		299,198,564
(Cost $290,471,558)

SHORT-TERM INVESTMENT - 4.5%
Invesco Treasury Portfolio, Institutional Class, 0.24% ^
(Cost $14,046,388)	14,046,388	14,046,388

Total Investments - 99.9%
(Cost $304,517,946)		313,244,952
Other Assets and Liabilities, Net - 0.1%		205,969
Total Net Assets - 100.0%		$313,450,921

#
As of April 30, 2016, the Fund had a significant portion of its assets invested in this sector.  The Health Care sector may be more greatly impacted by changes in litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

^	The rate shown is the annualized seven day effective yield as of April 30, 2016.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of April 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$299,198,564	$–	$–	$299,198,564
Short-Term Investment	14,046,388	–	–	14,046,388
Total Investments	$313,244,952	$–	$–	$313,244,952

Transfers between levels are recognized at the end of the reporting period.  During the period ended April 30, 2016, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at April 30, 2016 was as follows*:

Coho Relative
Value Equity Fund

Cost of investments	$304,517,946

Gross unrealized appreciation	22,576,762
Gross unrealized depreciation	(13,849,756)
Net unrealized appreciation	$8,727,006

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  June 16, 2016

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date  June 16, 2016